Inventories (Tables)	12 Months Ended
Sep. 30, 2024
Classes of current inventories [abstract]
Summary of Inventories

(in USD)	September 30, 2024	September 30, 2023
Raw materials	341,434	432,744
Work in progress	58,823	58,633
Finished goods	104,955	74,849
	505,212	566,226